Average Annual Total Returns - Hartford Healthcare HLS Fund	IA 1 Year	IA 5 Years	IA 10 Years	IB 1 Year	IB 5 Years	IB 10 Years	S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	23.10%	12.44%	17.82%	22.79%	12.16%	17.52%	14.55%	12.12%	16.16%	18.40%	15.22%	13.88%